Offsets	Aug. 07, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Revolution Medicines, Inc.
Form or Filing Type	S-3
File Number	333-277640
Initial Filing Date	Mar. 04, 2024
Fee Offset Claimed	$ 9,451
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 64,031,140
Offset Note
(5)
The registrant previously registered shares of its Common Stock, having an aggregate offering price of up to $124,825,544 (the “Prior ATM”), offered by means of a 424(b)(5) prospectus supplement, dated March 4, 2024 (the “Prior ATM Prospectus Supplement”), pursuant to this Registration Statement on Form
S-3ASR
(Registration No. 333-277640), filed with the Securities and Exchange Commission on March 4, 2024.

In connection with the filing of the Prior ATM Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $18,424.25 (inclusive of (a) $11,571.33 of total fee offsets and (b) $6,852.92 of net fee due). Effective as of August 7, 2024, the Prior ATM was terminated, and the offering of such unsold shares of Common Stock previously registered pursuant to the Prior ATM Prospectus Supplement was deemed terminated (the “Prior ATM Termination”).

As of the Prior ATM Termination, shares of Common Stock having an aggregate offering price of up to $64,031,140 remained unsold under the Prior ATM Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $9,451.00 that has already been paid and remains unused with respect to the unsold shares of Common Stock previously registered pursuant to the Prior ATM Prospectus Supplement is offset against the registration fee of $73,800.00 due for this offering. The remaining balance of the registration fee, $64,349.00, has been paid in connection with this offering.

Termination / Withdrawal Statement	9,451.00
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Revolution Medicines, Inc.
Form or Filing Type	S-3
File Number	333-277640
Filing Date	Mar. 04, 2024
Fee Paid with Fee Offset Source	$ 9,451
Offset Note
(5)
The registrant previously registered shares of its Common Stock, having an aggregate offering price of up to $124,825,544 (the “Prior ATM”), offered by means of a 424(b)(5) prospectus supplement, dated March 4, 2024 (the “Prior ATM Prospectus Supplement”), pursuant to this Registration Statement on Form
S-3ASR
(Registration No. 333-277640), filed with the Securities and Exchange Commission on March 4, 2024.

In connection with the filing of the Prior ATM Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $18,424.25 (inclusive of (a) $11,571.33 of total fee offsets and (b) $6,852.92 of net fee due). Effective as of August 7, 2024, the Prior ATM was terminated, and the offering of such unsold shares of Common Stock previously registered pursuant to the Prior ATM Prospectus Supplement was deemed terminated (the “Prior ATM Termination”).

As of the Prior ATM Termination, shares of Common Stock having an aggregate offering price of up to $64,031,140 remained unsold under the Prior ATM Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $9,451.00 that has already been paid and remains unused with respect to the unsold shares of Common Stock previously registered pursuant to the Prior ATM Prospectus Supplement is offset against the registration fee of $73,800.00 due for this offering. The remaining balance of the registration fee, $64,349.00, has been paid in connection with this offering.

Termination / Withdrawal Statement	9,451.00